SUBSEQUENT EVENTS (Details)									6 Months Ended		11 Months Ended	12 Months Ended
	Aug. 11, 2023 USD ($) item $ / shares shares	Jul. 12, 2023 USD ($) item $ / shares	Jun. 12, 2023 USD ($) item $ / shares	Nov. 11, 2022 item	Aug. 10, 2022	May 05, 2022	Nov. 05, 2021 USD ($)	May 11, 2021 USD ($)	Jun. 30, 2023 USD ($) item	Jun. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2022 USD ($) item
SUBSEQUENT EVENTS
Maximum number of one-month extension periods for consummation of Initial Business Combination | item			9	9					9			9
Extension period for consummating initial business combination			1 month	1 month	3 months	3 months
Amount deposited per each public share outstanding | $ / shares			$ 0.045
Investment of cash in Trust Account | $			$ 122,920				$ 117,300,000	$ 117,300,000	$ 737,520	$ 1,150,000	$ 117,300,000	$ 2,545,838
Subsequent event
SUBSEQUENT EVENTS
Maximum number of one-month extension periods for consummation of Initial Business Combination | item		9
Extension period for consummating initial business combination		1 month
Amount deposited per each public share outstanding | $ / shares		$ 0.045
Investment of cash in Trust Account | $		$ 122,920
Maximum number of times the Termination Date can be extended | item	9
Period available each time to extend Termination Date	1 month
Minimum amount to be deposited in Trust Account to extend the Termination Date | $	$ 75,000
Amount per outstanding public share to be deposited in Trust Account to extend the Termination Date | $ / shares	$ 0.045
Subsequent event | Class A Common Stock subject to possible redemption
SUBSEQUENT EVENTS
Number of shares held by shareholders who exercised the right to redeem | shares	1,018,846